DERIVATIVE INSTRUMENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

In April 2008, the FASB issued a pronouncement that provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008. The adoption of these requirements can affect the accounting for warrants and many convertible instruments with provisions that protect holders from a decline in the stock price (or “down-round” provisions). For example, warrants or conversion features with such provisions are no longer recorded in equity. Down-round provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price.

There was no derivative liability as of June 30, 2018 and September 30, 2017. For the year ended September 30, 2017, the Company recorded non-cash loss of $217,828 related to the “change in fair value of derivative” expense related to its derivative instruments. The Company early adopted ASU 2017-11 and has reclassified its financial instrument with down round features to equity in the amount of $410,524 at September 30, 2017.

In April 2008, the FASB issued a pronouncement that provides guidance on determining what types of instruments or embedded features in an instrument held by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. This pronouncement was effective for financial statements issued for fiscal years beginning after December 15, 2008. The adoption of these requirements can affect the accounting for warrants and many convertible instruments with provisions that protect holders from a decline in the stock price (or “down-round” provisions). For example, warrants or conversion features with such provisions are no longer recorded in equity. Down-round provisions reduce the exercise price of a warrant or convertible instrument if a company either issues equity shares for a price that is lower than the exercise price of those instruments or issues new warrants or convertible instruments that have a lower exercise price.

There was no derivative liability as of September 30, 2017. For the year ended September 30, 2017, the Company recorded non-cash loss of $217,828 related to the “change in fair value of derivative” expense related to its derivative instruments. The Company early adopted ASU 2017-11 and has reclassified its financial instrument with down round features to equity in the amount of $410,524.

Derivative liability as of September 30, 2016 is as follows:

				Carrying
	Fair Value Measurements Using Inputs			Amount at
Financial Instruments	Level 1	Level 2	Level 3	September 30, 2016

Liabilities:
Derivative Instruments	$-	$145,282	$-	$145,282

Total	$-	$145,282	$-	$145,282

For the year ended September 30, 2016, the Company recorded non-cash income of $1,324,384 related to the “change in fair value of derivative” expense related to its 6%, 7% and 18% convertible notes.

Derivative Instruments – Warrants with the June 2013 Private Placement

The Company issued warrants to purchase 697,370 shares of common stock in connection with our June 2013 private placement of 348,685 shares of common stock.  The per share price is subject to adjustment. In August 2016, the exercise price was reset to $0.70 per share. These warrants were not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  These warrants were issued with a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of our common stock or securities exercisable, convertible or exchangeable for the Company’s common stock were issued at a price less than the exercise price.  Therefore, the fair value of these warrants were recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished.

The proceeds from the private placement were allocated between the shares of common stock and the warrants issued in connection with the private placement based upon their estimated fair values as of the closing date at June 14, 2013, resulting in the aggregate amount of $2,494,710 allocated to stockholders’ equity and $2,735,290 allocated to the warrant derivative.  The Company recognized $1,448,710 of other expense resulting from the increase in the fair value of the warrant liability at September 30, 2013. During the year ended September 30, 2014, the Company recognized $2,092,000 of other income resulting from the decrease in the fair value of the warrant liability at September 30, 2014. During the year ended September 30, 2015, the Company recognized $104,716 of other expense resulting from the decrease in the fair value of the warrant liability at September 30, 2015. During the year ended September 30, 2016, the Company recognized $2,085,536 of other income resulting from the decrease in the fair value of the warrant liability at September 30, 2016.

As of June 30, 2017, the Company had outstanding 524,559 warrants to purchase shares of common stock in connection with our June 2013 private placement that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $22,556 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%; (ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 1.0 year. During the nine months June 30, 2017, the Company recognized $88,624 of income resulting from the decrease in the fair value of the warrant liability as of June 30, 2017.

Derivative Instruments – Warrant with the November 2013 Allied Inventors Services and License Agreement

The Company issued a warrant to purchase 97,169 shares of common stock in connection with the November 2013 Allied Inventors Services and License Agreement. The warrant price of $30.00 per share expires November 10, 2018 and the per share price is subject to adjustment. In August 2016, the exercise price was reset to $0.70 per share. This warrant was not issued with the intent of effectively hedging any future cash flow, fair value of any asset, liability or any net investment in a foreign operation.  This warrant was issued with a down-round provision whereby the exercise price would be adjusted downward in the event that additional shares of our common stock or securities exercisable, convertible or exchangeable for our common stock were issued at a price less than the exercise price.  Therefore, the fair value of these warrants was recorded as a liability in the consolidated balance sheet and are marked to market each reporting period until they are exercised or expire or otherwise extinguished. During the year ended September 30, 2014, the Company recognized $320,657 of other expense related to the Allied Inventors warrant. During the year ended September 30, 2015, the Company recognized $14,574 of other income related to the Allied Inventors warrant. During the year ended September 30, 2016, the Company recognized $286,260 of other income from the decrease in the fair value of the warrant liability at September 30, 2016.

As of June 30, 2017, the Company had outstanding 97,169 warrants to purchase shares of common stock in connection with the November 2013 Allied Inventors Services and License Agreement that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $4,178 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%; (ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 1.0 year. During the nine months June 30, 2017, the Company recognized $15,644 of income resulting from the decrease in the fair value of the warrant liability as of June 30, 2017.

Derivative Instrument – Series A Convertible Preferred Stock

The Company issued 11,667 shares of Series A Convertible Preferred Stock with attached warrants during the year ended September 30, 2015. The Company allocated $233,322 to stockholder’s equity and $116,678 to the derivative warrant liability. The warrants were issued with a down round provision. The warrants have a term of five years, 23,334 are exercisable at $30 per common share and 23,334 are exercisable at $45 per common share. On August 4, 2016, the exercise price was adjusted to $0.70 per share. During the year ended September 30, 2015, the Company recognized $30,338 of other expense related to the warrant liability. During the year ended September 30, 2016, the Company recognized $132,724 of other income resulting from the decrease in the fair value of the warrant liability at September 30, 2016.

As of June 30, 2017, the Company had outstanding 11,667 shares of Series A Convertible Preferred Stock with attached warrants that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $3,010 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%;(ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 1.0 year. During the nine months June 30, 2017, the Company recognized $11,270 of income resulting from the increase in the fair value of the warrant liability as of June 30, 2017.

Derivative Instrument – Series C Convertible Preferred Stock

The Company issued 1,785,715 shares of Series C Convertible Preferred Stock with attached warrants during the year ended September 30, 2016. In February 2017, the Company modified the term of the warrants to provide a down round provision.

As of June 30, 2017, the Company had outstanding 1,785,715 shares of Series C Convertible Preferred Stock with attached warrants that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $266,071 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%; (ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 4.0 years. During the nine months June 30, 2017, the Company recognized $266,071 of other expense resulting from the modification of the warrant, net of the decrease in the fair value of the warrant liability as of June 30, 2017.

Derivative Instrument – Placement Agent Warrants

During the nine months ended June 30, 2017, the Company revised five year placement agent warrants to purchase 312,500 shares of common stock. In February 2017, the Company reduced the price from $1.00 to $0.70 per share and the exercise price is now subject to adjustment.

As of June 30, 2017, the Company had placement agent warrants to purchase 312,500 shares of common stock that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $13,438 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%; (ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 1.0 year. During the nine months June 30, 2017, the Company recognized $13,428 of other expense resulting from the modification of the warrant, net of the decrease in the fair value of the warrant liability as of June 30, 2017.

Derivative Instrument – Series D Convertible Preferred Stock

The Company issued 1,016,014 shares of Series C Convertible Preferred Stock with attached warrants during the nine months ended June 30, 2017. In February 2017, the Company modified the term of the warrants to provide a down round provision.

As of June 30, 2017, the Company had outstanding 1,016,014 shares of Series D Convertible Preferred Stock with attached warrants that the Company determined had an embedded derivative liability due to the “reset” clause associated with the note’s conversion price. The Company valued the derivative liability of these notes at $101,271 using the Black-Scholes-Merton option pricing model, which approximates the Monte Carlo and other binomial valuation techniques, with the following assumptions (i) dividend yield of 0%; (ii) expected volatility of 113.0%; (iii) risk free rate of .007%, (iv) stock price of $0.25, (v) per share conversion price of $0.70, and (vi) expected term of 4.35 years. During the nine months June 30, 2017, the Company recognized $101,171 of other expense resulting from the modification of the warrant, net of the decrease in the fair value of the warrant liability as of June 30, 2017.